Acquisitions and Disposals of Subsidiaries - Summary of Provisional and Final Purchase Price Allocation of SAB Business with Adjustments being Retrospectively Applied (Detail) - SAB [member]
€ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2016 USD ($)	Oct. 06, 2016 EUR (€)
Current liabilities
Purchase consideration | €		€ 5
Provisional fair values [Member]
Non-current assets
Property, plant and equipment	$ 9,060
Intangible assets	20,040
Investment in associates	4,386
Investment securities	21
Deferred tax assets	179
Derivatives	579
Trade and other receivables	59
Current assets
Inventories	977
Income tax receivable	189
Derivatives	60
Trade and other receivables	1,257
Cash and cash equivalents	1,410
Assets held for sale	24,805
Non-current liabilities
Interest-bearing loans and borrowings	(9,021)
Employee benefits	(195)
Deferred tax liabilities	(5,801)
Derivatives	(24)
Trade and other payables	(146)
Provisions	(688)
Current liabilities
Bank overdraft	(212)
Interest-bearing loans and borrowings	(2,849)
Income tax payable	(4,310)
Derivatives	(156)
Trade and other payables	(3,520)
Provisions	(847)
Net identified assets and liabilities	35,253
Non-controlling interests	(6,200)
Goodwill on acquisition	74,083
Purchase consideration	103,136
Adjustments [Member]
Non-current assets
Property, plant and equipment	(1,303)
Intangible assets	221
Current assets
Inventories	(24)
Trade and other receivables	(39)
Assets held for sale	19
Non-current liabilities
Deferred tax liabilities	2,983
Trade and other payables	12
Provisions	62
Current liabilities
Income tax payable	77
Provisions	(330)
Net identified assets and liabilities	1,677
Goodwill on acquisition	(1,677)
Fair values adjusted 2016 [Member]
Non-current assets
Property, plant and equipment	7,757
Intangible assets	20,261
Investment in associates	4,386
Investment securities	21
Deferred tax assets	179
Derivatives	579
Trade and other receivables	59
Current assets
Inventories	953
Income tax receivable	189
Derivatives	60
Trade and other receivables	1,218
Cash and cash equivalents	1,410
Assets held for sale	24,824
Non-current liabilities
Interest-bearing loans and borrowings	(9,021)
Employee benefits	(195)
Deferred tax liabilities	(2,818)
Derivatives	(24)
Trade and other payables	(134)
Provisions	(626)
Current liabilities
Bank overdraft	(212)
Interest-bearing loans and borrowings	(2,849)
Income tax payable	(4,233)
Derivatives	(156)
Trade and other payables	(3,520)
Provisions	(1,177)
Net identified assets and liabilities	36,930
Non-controlling interests	(6,200)
Goodwill on acquisition	72,406
Purchase consideration	$ 103,136